Property and Equipment - Location of Property and Equipment (Detail) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Geographic Information For Property Plant And Equipment [Line Items]
Net book value of property and equipment	$ 4,440	$ 4,751	$ 5,419
United States
Geographic Information For Property Plant And Equipment [Line Items]
Net book value of property and equipment		3,133	3,379
Europe
Geographic Information For Property Plant And Equipment [Line Items]
Net book value of property and equipment		87	78
Singapore
Geographic Information For Property Plant And Equipment [Line Items]
Net book value of property and equipment		480	773
Malaysia
Geographic Information For Property Plant And Equipment [Line Items]
Net book value of property and equipment		$ 1,051	$ 1,189